CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	CAPITAL STOCK	CAPITAL RESERVES	Legal	EARNINGS WITHHELD	UNREALIZED EARNINGS	Statutory Reserve	Special Dividend Reserve	EQUITY VALUATION ADJUSTMENT EFFECTS	STATUTORY RESERVES - INVESTMENTS	ACCUMULATED EARNINGS/LOSSES	OTHER COMPREHENSIVE INCOME	NET EQUITY, PARENT COMPANY	NET EQUITY, MINORITY SHAREHOLDERS	Total
Equity at beginning of the year at Dec. 31, 2015	R$ 31,305,331	R$ 26,048,342						R$ 39,452		R$ (12,339,801)	R$ (3,119,939)	R$ 41,933,385	R$ (352,792)	R$ 41,580,593
Accumulative conversion adjustments											(32,286)	(32,286)		(32,286)
Post-employment benefit adjustments											(178,854)	(178,854)		(178,854)
Fair value of financial instruments available for sale											138,520	138,520		138,520
OCI associated to assets held for sale											(9,891)	(9,891)		(9,891)
Deferred Income tax and social contribution over other comprehensive income											(47,097)	(47,097)		(47,097)
Adjustments to Subsidiaries / Associated companies											(783,110)	(783,110)	126,872	(656,238)
Financial instruments - hedge											11,683	11,683		11,683
Equity valuation adjustments								(6,191)		10,442		4,251		4,251
Constitution of reserves			R$ 171,295	R$ 713,803	R$ 386,375	R$ 1,747,209				(3,018,682)
Net Income (Loss) for year										3,584,528		3,584,528	87,377	3,671,905
Proposed dividends										(433,962)		(433,962)		(433,962)
Unclaimed shareholder remuneration - Prescribed										16,303		16,303		16,303
Absorption of losses		(12,181,172)								12,181,172
Equity at end of the year at Dec. 31, 2016	31,305,331	13,867,170	171,295	713,803	386,375	1,747,209		33,261			(4,020,974)	44,203,470	(138,543)	44,064,927
Disposal of investments													363,064	363,064
Accumulative conversion adjustments											2,445	2,445	30	2,475
Post-employment benefit adjustments											(193,024)	(193,024)	78,810	(114,214)
Fair value of financial instruments available for sale											92,299	92,299	14,773	107,072
Deferred Income tax and social contribution over other comprehensive income											(31,382)	(31,382)	1	(31,381)
Adjustments to Subsidiaries / Associated companies										4,311	10,775	15,086	56,906	71,992
Result of the acquisition of investees										28,874	(43,801)	(14,927)		(14,927)
Financial instruments - hedge											6,250	6,250		6,250
Equity valuation adjustments								(10,827)		10,827
Net Income (Loss) for year										(1,763,805)		(1,763,805)	38,114	(1,725,691)
Unclaimed shareholder remuneration - Prescribed										22,967		22,967		22,967
Absorption of losses						(1,696,826)				1,696,826
Equity at end of the year at Dec. 31, 2017	31,305,331	13,867,170	171,295	713,803	386,375	50,383		22,434			4,177,412	42,339,379	413,155	42,752,532
Adoption adjustments - CPC 47 / IFRS 15 and CPC 48 / IFRS 09										2,525,081		2,525,081	2,588	2,527,669
Adjusted equity	31,305,331	13,867,170	171,295	713,803	386,375	50,383		22,434		2,525,081	(4,177,412)	44,864,460	415,743	45,280,203
Accumulative conversion adjustments											28,340	28,340		28,340
Post-employment benefit adjustments											(616,468)	(616,468)		(616,468)
Financial instruments at fair value through ORA											110,658	110,658		110,658
Deferred Income tax and social contribution over other comprehensive income											(37,624)	(37,624)		(37,624)
Adjustments to Subsidiaries / Associated companies										5,721	(828,071)	(822,350)	(34,900)	(857,250)
Financial instruments - hedge											3,153	3,153		3,153
Equity valuation adjustments								R$ (22,434)		22,434
Constitution of reserves			663,119	5,233,529	R$ (386,375)	132,624	R$ 2,291,889		R$ 6,631,189	(14,565,975)
Net Income (Loss) for year										13,262,378		13,262,378	85,199	13,347,577
Proposed dividends										(1,250,000)		(1,250,000)		(1,250,000)
Unclaimed shareholder remuneration - Prescribed										R$ 362		362		362
Equity at end of the year at Dec. 31, 2018	R$ 31,305,331	R$ 13,867,170	R$ 834,414	R$ 5,947,332		R$ 183,007	R$ 2,291,889		R$ 6,631,189		R$ (5,517,424)	R$ 55,542,908	R$ 466,042	R$ 56,008,948